UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07838)

American Select Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  05/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Select Portfolio (SLA)	May 31, 2009

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)
Whole Loans ∞ & — 98.2%
Commercial Loans — 71.7%
12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10 β	12/22/04	$4,964,351	$4,964,351	$4,977,127
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 β	10/31/06	3,938,324	3,938,324	3,935,129
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11 β	6/21/06	6,451,677	6,451,677	6,574,995
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11 β	7/27/06	7,047,277	7,047,277	7,087,007
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 ¶	9/7/06	500,000	500,000	432,393
George Gee Hummer, Liberty Lake, WA, 5.88%, 7/1/10 β ¶	6/30/05	2,125,000	2,125,000	1,746,429
George Gee Pontiac I, Liberty Lake, WA, 5.90%, 7/1/10 β ¶	6/30/05	4,675,000	4,675,000	3,843,653
George Gee Pontiac II, Liberty Lake, WA, 5.88%, 7/1/10 ¶	9/14/06	750,000	750,000	616,387
George Gee Porsche, Liberty Lake, WA, 5.88%, 7/1/10 β ¶	9/14/06	2,500,000	2,500,000	2,054,622
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11 β	2/23/06	9,298,831	9,298,831	9,391,820
Highland Park II, Scottsdale, AZ, 9.88%, 3/1/11	2/23/06	1,189,166	1,189,166	1,130,018
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 β ¶	7/18/07	3,520,000	3,520,000	3,542,646
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 ¶	7/18/07	440,000	440,000	372,627
Landmark Bank Center, Euless, TX, 5.85%, 5/1/11 ¶	7/1/04	3,242,424	3,242,424	3,220,054
Landmark Bank Center II, Euless, TX, 6.88%, 5/1/11 ¶	6/12/08	1,157,576	1,157,576	810,303
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 β ¶	5/23/07	2,175,000	2,175,000	1,964,457
Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09 β ¶ r	11/15/05	5,700,000	5,700,000	4,803,653
Northrop Grumman Campus II, Colorado Springs, CO, 13.88%, 12/1/09 ¶	11/15/05	500,000	500,000	401,866
Oxford Mall, Oxford, MS, 6.93%, 1/1/10 ¶	9/24/04	4,216,646	4,216,646	4,216,645
Peony Promenade, Plymouth, MN, 6.93%, 6/1/13 β	5/12/03	4,719,761	4,719,761	4,652,346
Point Plaza, Turnwater, WA, 8.43%, 1/1/11	12/14/00	5,815,854	5,815,854	5,702,303
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12 β	10/12/07	8,041,535	8,041,535	8,061,589
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17 β	6/28/07	5,096,715	5,096,715	4,343,746
Town Square #6, Olympia, WA, 7.40%, 9/1/12 β	8/2/02	3,652,747	3,652,747	3,700,637
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12 β	12/20/01	2,338,767	2,338,767	2,408,930
			94,056,651	89,991,382

Multifamily Loans — 26.5%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	4,384,322	4,384,322	4,173,361
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	458,876	458,876	459,027
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10 β ¶	9/10/07	2,700,000	2,700,000	2,727,922
Hunters Meadow, Colorado Springs, CO, 7.80%, 8/1/12	7/2/02	5,820,606	5,820,606	4,407,665
Keystone Crossings, Springdale, AZ, 8.15%, 7/1/10 ¶ ♠ Σ	6/27/07	4,875,000	4,875,000	3,412,500
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 ¶ ≠	10/1/07	5,400,000	5,400,000	5,040,261
Revere Apartments, Revere, MA, 6.28%, 3/1/12 β	3/8/07	1,656,424	1,656,424	1,634,313
RP Urban Partners, Oxnard, CA, 3.90%, 3/1/10 ¶ r	2/23/05	5,000,000	5,000,000	4,888,266
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 β	6/5/03	6,695,766	6,695,766	6,471,719

			36,990,994	33,215,034

Total Whole Loans			131,047,645	123,206,416

Corporate Notes ∞ ¶ — 13.6%
Fixed Rate — 13.6%
Sarofim Northwest, 6.90%, 1/1/11	12/21/07	8,181,250	8,181,250	8,344,875
Stratus Properties I, 6.56%, 12/31/11	12/28/00	5,000,000	5,000,000	5,100,000
Stratus Properties VII, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,570,000

Total Corporate Notes			16,681,250	17,014,875

U.S. Government Agency Mortgage-Backed Securities ■ — 5.0%
Fixed Rate — 5.0%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		1,328,395	1,357,052	1,396,003
7.50%, 12/1/29, #C00896		222,610	219,105	243,792

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Select Portfolio (SLA)	May 31, 2009

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

5.00%, 5/1/39, #G05430	$2,839,380	$2,916,255	$2,907,407
Federal National Mortgage Association,
5.00%, 11/1/17, #657356	740,496	743,219	772,526
6.50%, 6/1/29, #252497	795,722	791,212	859,728
7.50%, 5/1/30, #535289	55,981	54,394	61,674
8.00%, 5/1/30, #538266	22,693	22,450	25,108
Total U.S. Government Agency Mortgage-Backed Securities		6,103,687	6,266,238

Commercial Mortgage-Backed Securities — 8.2%
Other — 8.2%
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4, 5.72%, 9/11/38 r	2,100,000	1,508,978	1,820,496
Series 2007-T28, Class A4, 5.74%, 9/11/42	1,456,221	1,014,949	1,181,678
Series 2007-PWR17, Class A4, 5.69%, 6/11/50	3,315,000	2,949,962	2,680,014
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	3,600,000	2,480,721	2,926,073
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41 r	2,000,000	1,377,376	1,668,310

Total Commercial Mortgage-Backed Securities		9,331,986	10,276,571

Preferred Stocks — 10.4%
Real Estate Investment Trusts — 10.4%
AMB Property, Series L	23,820	470,445	369,210
AMB Property, Series M	8,700	222,285	141,288
AMB Property, Series O	10,228	255,700	186,661
BRE Properties, Series C	59,550	1,183,259	1,057,608
BRE Properties, Series D	4,700	93,389	82,955
Developers Diversified Realty, Series H	23,820	488,310	224,623
Developers Diversified Realty, Series I	3,830	79,856	35,274
Duke Realty, Series L	17,270	330,202	231,418
Duke Realty, Series M	47,640	952,800	684,110
Duke Realty, Series O	40,000	944,000	674,400
Equity Residential Properties, Series N	49,500	950,925	994,950
Kimco Realty, Series G	78,200	1,902,854	1,516,298
ProLogis Trust, Series F	5,000	105,000	77,500
ProLogis Trust, Series G	7,400	155,400	114,700
PS Business Parks, Series H	23,820	476,400	441,861
PS Business Parks, Series I	8,400	165,228	149,940
PS Business Parks, Series M	23,820	490,692	444,243
PS Business Parks, Series P	7,400	141,858	131,128
Public Storage, Series E	73,300	1,793,750	1,521,708
Public Storage, Series I	23,820	518,085	544,287
Public Storage, Series K	15,700	341,475	357,803
Realty Income, Series D	60,000	1,521,000	1,290,000
Realty Income, Series E	23,820	514,512	459,726
Regency Centers, Series C	23,820	514,988	458,535
Regency Centers, Series E	46,170	1,032,215	836,831

Total Preferred Stocks		15,644,628	13,027,057

Total Unaffiliated Investments		178,809,196	169,791,157

Short-Term Investment — 1.0%
First American Prime Obligations Fund, Class Z Ø	1,217,237	1,217,237	1,217,237

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Select Portfolio (SLA)	May 31, 2009

DESCRIPTION		COST	VALUE ¶

	Total Investments ▲ — 136.4%	$180,026,433	$171,008,394

	Other Assets and Liabilities, Net — (36.4)%		(45,595,961)

	Total Net Assets — 100.0%		$125,412,433

¶
The fund’s investments in whole loans (single family, multifamily, and commercial) are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of May 31, 2009, the fund held fair valued securities with a value of $140,221,291 or 111.8% of total net assets.

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Select Portfolio (SLA)	May 31, 2009

∞
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above.

&
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2009.  For participating loans the rates are based on the annual cash flow payments expected at the time of purchase.

β
Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On  May 31, 2009, securities valued at $83,922,740 were pledged as collateral for the following outstanding borrowings:

¶
Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2009.

r	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2009.

♠
Participating Loan - A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

Σ	The participating loan is not currently making monthly cash flow payments.

≠	Loan agreement was modified to allow borrower to pay no interest currently; however, interest will continue to accrue and will be payable at maturity.

■
Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2009, securities valued at $6,266,238 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$5,912,918	5/20/09	0.50%	6/19/09	$ 985	(1)

* Interest rate as of May 31, 2009. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,328,395 par
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $222,610 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,839,380 par
Federal National Mortgage Association, 5.00%, 11/1/17, $740,496 par
Federal National Mortgage Association, 6.50%, 6/1/29, $795,722 par
Federal National Mortgage Association, 7.50%, 5/1/30, $55,981 par
Federal National Mortgage Association, 8.00%, 5/1/30, $22,693 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities as collateral.

		Accrued
Amount	Rate*	Interest
$31,900,000	5.00%	$132,917
9,100,000	5.00%	39,180
$41,000,000		$172,097

* Interest rate as of May 31, 2009. Rate is based on the LIBOR plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.

Description of collateral:
12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10, $4,964,351 par
ABC Conoco, Aspen, CO, 6.65%, 11/1/11, $3,938,324 par
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11, $6,451,677 par
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11, $7,047,277 par
George Gee Hummer, Liberty Lake, WA, 5.88%, 7/1/10, $2,125,000 par
George Gee Pontiac I, Liberty Lake, WA, 5.90%, 7/1/10, $4,675,000 par
George Gee Porsche, Liberty Lake, WA, 5.88%, 7/1/10, $2,500,000 par
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10, $2,700,000 par
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11, $9,298,831 par
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10, $3,520,000 par
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17, $2,175,000 par

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Select Portfolio (SLA)	May 31, 2009

Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09, $5,700,000 par
Peony Promenade, Plymouth, MN, 6.93%, 6/1/13, $4,719,761 par
Revere Apartments, Revere, MA, 6.28%, 3/1/12, $1,656,424 par
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12, $8,041,535 par
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13, $6,695,766 par
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17, $5,096,715 par
Town Square #6, Olympia, WA, 7.40%, 9/1/12, $3,652,747 par
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12, $2,338,767 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $31,900,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $9,100,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

Ø	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $180,026,433. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,263,750
Gross unrealized depreciation	(11,281,789)
Net unrealized depreciation	$(9,018,039)

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks and mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. government agency mortgage-backed securities and commercial mortgage-backed securities.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are whole loans, unregistered corporate notes issued by real-estate related companies, and private mortgage-backed securities. These securities have limited or no observable fair value inputs available, and as such, the fair value is determined through independent broker quotations or management's fair value procedures adopted by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$14,244,294
Level 2 - Other significant observable inputs	16,542,809
Level 3 - Significant unobservable inputs	140,221,291
Total	$171,008,394

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Select Portfolio (SLA)	May 31, 2009

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Investments in
Securities
Balance as of August 31, 2008	$152,978,200
Net change in unrealized appreciation (depreciation)	(5,383,880)
Net purchases (sales)	(7,373,029)
Balance as of May 31, 2009	$140,221,291

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   July 27, 2009